Revenue and Deferred Revenue (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2021	Nov. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Grant revenue							$ 806	$ 2,687
Contract revenue			$ 0	$ 1,460	$ 2,301	$ 2,371	27,506	193
Deferred revenue-current			0		$ 0		$ 2,301	3,942
License
Disaggregation of Revenue [Line Items]
Contract termination period, curable breach					60 days		60 days
Contract termination period, incurable breach					90 days		90 days
Vifor Pharma | License
Disaggregation of Revenue [Line Items]
Upfront and near-term milestone payment, entitled to receive		$ 60,000
Contract with customer, liability		30,000						29,800
Equity securities	$ 30,000
Post-approval milestone payment, entitled to receive		260,000
Sales-related milestone payment, entitled to receive		1,585,000
Total milestone payment, entitled to receive		$ 1,925,000
Royalty rates (up to)		40.00%
Transaction price at inception of license agreement		$ 15,000					$ 15,000
Transaction price, percent of upfront payment		50.00%
Increase in contract revenue							24,200
Decrease in net loss							$ 24,200
Basic earnings per share increase (in dollars per share)							$ 0.86
Diluted earnings per share increase (in dollars per share)							$ 0.86
Contract revenue			0	$ 1,500	$ 2,300	$ 2,400	$ 27,500	$ 200
Deferred revenue-current			$ 0		$ 0		$ 2,300
Vifor Pharma | License | IPO
Disaggregation of Revenue [Line Items]
Equity investment received	5,000
Vifor Pharma | License | Private placement
Disaggregation of Revenue [Line Items]
Equity investment received	$ 25,000